Cover	Apr. 27, 2021
Affiliate, Collateralized Security [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 27, 2021
Entity File Number	001-39015
Entity Registrant Name	BioVie Inc.
Entity Central Index Key	0001580149
Entity Tax Identification Number	46-2510769
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2120 Colorado Avenue
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90404
City Area Code	310
Local Phone Number	444-4300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock, par value
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security	Class A Common Stock, par value
Trading Symbol	BIVI
Security Exchange Name	NASDAQ